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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009
                                                   -----------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-11320
                              ------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Judson P. Doherty
                           --------------------------------------------
         Title:                 Chief Financial Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Judson P. Doherty    Watkinsville, Georgia         July 13, 2009
         ---------------------    ---------------------    ---------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               ---------------------------------

Form 13F Information Table Entry Total:               4
                                               ---------------------------------

Form 13F Information Table Value Total:        $     17,422
                                               ---------------------------------
                                                           (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


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   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5                  COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                            VOTING AUTHORITY

                                                VALUE      SHRS OR PRN   SH/   PUT/  INVESTMENT   OTHER
NAME OF ISSUER  TITLE OF CLASS      CUSIP      (x$1,000)      AMT        PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
--------------  --------------      -----     ----------   -----------   ---   ----  ----------  --------   -----  ------   ----
  ISHARES TR    MSCI EAFE IDX    464287 46 5       2,720        59,373    SH            SOLE               59,373
  ISHARES TR     RUSSELL 2000    464287 65 5       2,596        50,823    SH            SOLE               50,823
MIDCAP SPDR TR    UNIT SER 1     595635 10 3       4,820        45,819    SH            SOLE               45,819
   SPDR TR       UNIT SER 1      78462F 10 3       7,286        79,240    SH            SOLE               79,240



REPORT SUMMARY  4 DATA RECORDS                   $ 17422                    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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